Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUNICIPALS TRUST II
Prospectus Date	rr_ProspectusDate	Jun. 01, 2012
Document Creation Date	dei_DocumentCreationDate	May 29, 2012